Net Loss per Common Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares			1,945
Weighted average number of common shares outstanding	28,534,396	28,208,310	28,318,200	28,208,310
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares			1,945